UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/11

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Arrow Managed Futures Trend Fund

Arrow Commodity Strategy Fund

Annual Report

July 31, 2011

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

We are pleased to provide the annual report for the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund covering the one-year period ended July 31, 2011. During the past year, we have continued our ongoing client education efforts regarding the potential benefits of combining tactical asset allocation with alternative assets. All of our Funds continue to support this philosophy.

Arrow DWA Balanced Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those used by university endowments. The Fund stays responsive to market conditions through a proprietary relative strength-based allocation process across a diverse array of market segments. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. Through July 2011, the Fund’s net assets were more than $392 million with annualized performance of 5.63% since inception (A-Shares). The Fund’s relative-strength-based approach to broad market diversification continues to help its comparative performance, especially considering that the U.S. stock market has an annualized return of 2.41% over the same time period, as measured by the S&P 500.

Arrow DWA Tactical Fund follows the DWA Systematic RS Global Macro investment model. The Arrow DWA Tactical Fund’s net assets have grown significantly over the past year, totaling more than $251 million through the end of July 2011. Since its inception in May 2008 through July 2011, the Fund’s A-Shares had an annualized return of -1.03%. The performance can be deceiving considering the Fund was launched at the precipice of the global financial crisis. Although the net return since inception is still negative, the Fund’s performance over the past fiscal year has been strong, helping to narrow the gap toward positive territory.

Arrow Alternative Solutions Fund allows individual investors to gain exposure to multiple alternative investment strategies, similar to those used by hedge funds and institutions. The strategy is designed to help reduce portfolio volatility through low correlation to traditional investments. The Fund is managed on a risk-targeted basis, where risk and volatility are always on the forefront of each investment allocation. The Fund’s net assets were more than $36 million at the end of July 2011. Since its inception in October 2007 through July 2011, the Fund’s A-Shares had an annualized return of -2.73%. Returns have been comparable to the broad market S&P 500’s return of -2.59%. However, the performance has occurred with approximately one fourth of the S&P 500’s volatility, as measured by standard deviation, at 7.00% and 28.00% respectively.

Arrow Managed Futures Trend Fund is benchmarked to the Trader Vic Index (TVI) and is designed to capture the economic benefit derived from both rising and declining trends in the global commodity and financial markets. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. Since its inception in April 2010 through July 2011, the Fund has returned 4.86% (A-Shares), while the stock market (S&P 500 Index) returned 9.20%. Despite the positive returns, this is a relatively short period of time and the Fund is intended for long-term investors. With that being said, we are pleased with the Fund’s first full fiscal year of performance as assets have grown to more than $98 million through the end of July 2011.

Arrow Commodity Strategy Fund was launched on December 31, 2010. The Fund is designed to provide exposure to broad-based commodity markets through its benchmark, the Longview Extended Commodity Index. As the name indicates, the Fund’s benchmark follows a longer “buy and hold” view of the commodity markets, rather than constantly rolling into shorter-term futures contracts. In the brief period since its inception through July 2011, the Fund has returned 8.90% (A-Shares). Keep in mind that this is a fairly short period of time in an asset class with a fair amount of historical volatility. However, we have confidence in the potential benefits of the Fund and the underlying benchmark’s methodology.

For more information about our Funds, please visit our website at www.arrowfunds.com. We are grateful for your investment in Arrow Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

August 2011

1808-NLD-8/23/2011

The Arrow DWA Balanced Fund
PORTFOLIO REVIEW
July 31, 2011 (Unaudited)

The Fund's performance figures* for the year ending July 31, 2011, as compared to its benchmark:
		Since Inception** -
	One Year	July 31, 2011
The Arrow DWA Balanced Fund - Class A	15.02%	5.63%
The Arrow DWA Balanced Fund - Class A with load	8.40%	4.38%
The Arrow DWA Balanced Fund - Class C	14.13%	4.84%
Barclays Aggregate Bond Index	4.44%	6.51%
S&P 500 Total Return Index	19.65%	2.41%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is August 7, 2006 for Class A and Class C shares.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	45.3%
Debt Funds	26.3%
Foreign Index Funds	17.2%
Commodity Funds	10.8%
Other, Cash & Cash Equivalents	0.4%
	100.0%

The Arrow DWA Tactical Fund
PORTFOLIO REVIEW
July 31, 2011 (Unaudited)

The Fund's performance figures* for the year ending July 31, 2011, as compared to its benchmark:
		Since Inception** -
	One Year	July 31, 2011
The Arrow DWA Tactical Fund - Class A	23.81%	-1.03%
The Arrow DWA Tactical Fund - Class A with load	16.75%	-2.86%
The Arrow DWA Tactical Fund - Class C	22.79%	-1.77%
Barclays Aggregate Bond Index	4.44%	6.60%
S&P 500 Total Return Index	19.65%	-0.32%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is May 30, 2008 for Class A and Class C shares.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	58.1%
Commodity Funds	30.3%
Other, Cash & Cash Equivalents	11.6%
	100.0%

The Arrow Alternative Solutions Fund
PORTFOLIO REVIEW
July 31, 2011 (Unaudited)

The Fund's performance figures* for the year ending July 31, 2011, as compared to its benchmark:
		Since Inception** -
	One Year	July 31, 2011
The Arrow Alternative Solutions Fund - Class A	6.76%	-2.73%
The Arrow Alternative Solutions Fund - Class A with load	0.58%	-4.25%
The Arrow Alternative Solutions Fund - Class C	5.86%	-3.42%
Barclays Aggregate Bond Index	4.44%	6.47%
S&P 500 Total Return Index	19.65%	-2.59%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is October 31, 2007 for Class A and Class C shares.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class/Industry Sector	% of Net Assets
U.S. Government and Agency Obligations	30.1%
Exchange Traded Funds	11.8%
Corporate Bonds and Notes	1.3%
Retail	0.8%
Chemicals	0.6%
Semiconductors	0.5%
Computers	0.5%
Water	0.3%
Electric	0.3%
Insurance	0.3%
Other, Cash & Cash Equivalents	53.5%
	100.0%

The Arrow Managed Futures Fund
PORTFOLIO REVIEW
July 31, 2011 (Unaudited)

The Fund's performance figures* for the year ending July 31, 2011, as compared to its benchmark:
		Since Inception** -
	One Year	July 31, 2011
The Arrow Managed Futures Fund - Class A	11.12%	4.86%
The Arrow Managed Futures Fund - Class A with load	4.76%	0.02%
The Arrow Managed Futures Fund - Class C	10.16%	4.14%
Trader Vic Index	12.61%	6.27%
S&P 500 Total Return Index	19.65%	9.20%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Fund's investment advisor has elected to change the Fund's benchmark to the Trader Vic Index from the Barclays Aggregate Bond Index. This index is more representative of the securities in which the Fund invests. The Trader Vic Index (TVICER) was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is April 30, 2010 for Class A and Class C Shares.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Structured Notes	1.0%
Other / Cash & Cash Equivalents	99.0%
	100.0%

The Arrow Commodity Strategy Fund
PORTFOLIO REVIEW
July 31, 2011 (Unaudited)

The Fund's performance figures* for the period ended July 31, 2011, as compared to its benchmark:
		Since Inception** -
		July 31, 2011
The Arrow Commodity Strategy Fund - Class A		8.90%
The Arrow Commodity Strategy Fund - Class A with load		2.64%
The Arrow Commodity Strategy Fund - Class C		8.50%
Longview Extended Commodity Index		10.76%
S&P 500 Total Return Index		3.87%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

Longview Extended Commodity Index (LEX): A fundamentally constructed index for measuring the performance of the commodity markets.
The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is December 31, 2010 for Class A and Class C shares.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class/Holdings	% of Net Assets
Exchange Traded Notes-Commodity	4.3%
Other / Cash & Cash Equivalents	95.7%
	100.0%

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011
Shares		Value
	EXCHANGE TRADED FUNDS - 99.6%
	COMMODITY FUNDS - 10.8%
747,604	PowerShares DB Gold Fund * +	$ 42,553,620

	DEBT FUNDS - 26.3%
533,547	iShares Barclays 7-10 Year Treasury Bond Fund ***	52,639,747
621,684	Vanguard Short-Term Bond ETF ***	50,605,078
		103,244,825
	EQUITY FUNDS - 45.3%
530,292	iShares Cohen & Steers Realty Majors Index Fund ***	39,162,064
191,400	iShares Dow Jones US Basic Materials Sector Index Fund ***	14,785,650
199,420	iShares Dow Jones US Consumer Services Sector Index Fund + ***	14,300,408
215,700	iShares Dow Jones US Industrial Sector Index Fund ***	14,119,722
733,500	Vanguard Mid-Cap Growth Index Fund	48,359,655
694,400	Vanguard Small-Cap Value ETF	47,045,600
		177,773,099
	FOREIGN INDEX FUNDS - 17.2%
514,550	iShares MSCI Germany Index Fund ***	13,234,226
916,399	iShares MSCI Malaysia Index Fund ***	13,810,133
219,300	iShares MSCI South Korea Index Fund ***	14,403,624
428,350	iShares MSCI Sweden Index Fund ***	12,854,783
498,300	iShares MSCI Switzerland Index Fund ***	13,115,256
		67,418,022

	TOTAL EXCHANGE TRADED FUNDS (Cost $336,335,920)	390,989,566

	SHORT-TERM INVESTMENTS - 1.2%
4,697,450	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.12%** (Cost $4,697,450)	4,697,450

	COLLATERAL FOR SECURITIES LOANED - 34.0%
133,764,650	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.12%** (Cost $133,764,650)	133,764,650

	TOTAL INVESTMENTS - 134.8% (Cost $474,798,020) (a)	$ 529,451,666
	OTHER ASSETS & LIABILITIES - (34.8)%	(136,770,252)
	TOTAL NET ASSETS - 100.0%	$ 392,681,414

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $487,524,430 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 43,166,221
	Unrealized Depreciation:	(1,238,985)
	Net Unrealized Appreciation:	$ 41,927,236
Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.
*** All or a portion of the security is on loan.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011
Shares		Value
	EXCHANGE TRADED FUNDS AND NOTES - 88.4%
	COMMODITY FUNDS - 30.3%
124,050	iPath Dow Jones - UBS Precious Metals Subindex Total Return ETN * + ***	$ 11,854,764
47,000	PowerShares DB Gold Double Long ETN *	2,550,220
361,050	PowerShares DB Gold Fund * + ***	20,550,966
233,500	PowerShares DB Precious Metals Fund * ***	14,103,400
387,850	PowerShares DB Silver Fund * + ***	27,079,687
		76,139,037
	EQUITY FUNDS - 58.1%
620,100	Consumer Discretionary Select Sector SPDR Fund ***	24,568,362
319,350	Energy Select Sector SPDR Fund ***	24,436,662
691,500	Health Care Select Sector SPDR Fund ***	23,614,725
339,150	iShares Cohen & Steers Realty Majors Index Fund ***	25,046,228
365,850	SPDR Dow Jones REIT ETF ***	24,782,679
287,150	Vanguard Small-Cap Growth ETF ***	23,709,975
		146,158,631
	TOTAL EXCHANGE TRADED
	FUNDS AND NOTES (Cost $210,898,480)	222,297,668

	SHORT-TERM INVESTMENTS - 12.8% ^
32,192,986	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.12%** (Cost $32,192,986)	32,192,986

	COLLATERAL FOR SECURITIES LOANED - 42.0%
105,542,550	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.12%** (Cost $105,542,550)	105,542,550

	TOTAL INVESTMENTS - 143.2% (Cost $348,634,016) (a)	$ 360,033,204
	OTHER ASSETS & LIABILITIES - (43.2)%	(108,610,024)
	TOTAL NET ASSETS - 100.0%	$ 251,423,180

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $358,305,818 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,789,337
	Unrealized Depreciation:	(1,061,951)
	Net Unrealized Appreciation:	$ 1,727,386

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.
*** All or a portion of the security is on loan.
^ All or a portion of each of these securities may be segregated as collateral for open futures contracts.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011
Long		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
155	Swiss Franc Futures September 2011
	(Underlying Face Amount at Value $24,571,375)	$ 943,988

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2011
Shares		Value
	COMMON STOCKS - 6.0%^
	ADVERTISING - 0.3%
11,000	APAC Customer Services, Inc. *	$ 92,510

	BANKS - 0.3%
3,600	Tower Bancorp, Inc.	95,364

	CHEMICALS - 0.6%
1,800	Airgas, Inc.	123,660
800	Lubrizol Corp.	107,680
		231,340
	COMPUTERS - 0.5%
10,900	SMART Modular Technologies WWH, Inc. *	98,100
2,500	Telvent GIT SA *	99,700
		197,800
	ELECTRIC - 0.3%
2,900	Central Vermont Public Service Corp.	101,761

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
12,100	Fushi Copperweld, Inc. *	85,547

	HEALTHCARE-PRODUCTS - 0.3%
1,400	Kinetic Concepts, Inc. *	93,716

	HOUSEHOLD PRODUCTS/WARES - 0.2%
1,200	Clorox Co.	85,908

	INSURANCE - 0.3%
2,400	FPIC Insurance Group, Inc. *	100,128

	MISCELLANEOUS MANUFACTURING - 0.2%
900	Ameron International Corp.	76,581

	OIL & GAS - 0.3%
2,500	Petrohawk Energy Corp. *	95,475

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011
Shares		Value
	PACKAGING & CONTAINERS - 0.3%
3,800	Graham Packaging Co., Inc. *	96,330

	PHARMACEUTICALS - 0.3%
1,200	Cephalon, Inc. *	95,928

	RETAIL - 0.8%
1,900	BJ's Wholesale Club, Inc. *	95,665
2,000	Family Dollar Stores, Inc.	106,220
10,900	McCormick & Schmick's Seafood Restaurants, Inc. *	96,356
		298,241
	SEMICONDUCTORS - 0.5%
4,200	National Semiconductor Corp.	103,824
1,600	Varian Semiconductor Equipment Associates, Inc. *	97,184
		201,008
	SOFTWARE - 0.3%
2,200	Blackboard, Inc. *	95,832

	WATER - 0.3%
4,500	Pennichuck Corp.	128,475

	TOTAL COMMON STOCKS (Cost $2,208,685)	2,171,944

	EXCHANGE TRADED FUNDS - 11.8%^
	DEBT EXCHANGE TRADED FUNDS - 11.7%^
8,900	iShares iBoxx $ High Yield Corporate Bond Fund	810,345
550	iShares iBoxx Investment Grade Corporate Bond Fund	61,831
4,712	iShares JPMorgan USD Emerging Markets Bond Fund	523,126
3,500	iShares S&P National Municipal Bond Fund	363,195
16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	457,492
6,402	PowerShares Fundamental High Yield Corporate Bond Portfolio	118,629
5,000	SPDR Barclays Capital High Yield Bond ETF	201,250
27,000	SPDR DB International Government Inflation-Protected Bond ETF	1,694,790
		4,230,658
	EQUITY EXCHANGE TRADED FUNDS - 0.1%^
1,300	Guggenheim Frontier Markets ETF	28,665
	TOTAL EXCHANGE TRADED
	FUNDS (Cost $3,656,821)	4,259,323

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011
Principal		Value
	CORPORATE BONDS AND NOTES - 1.3%^
$ 130,000	Anheuser-Busch InBev Worldwide, Inc., 6.875% due 11/15/2019	163,188
50,000	Kinder Morgan Energy Partners LP, 9.000% due 2/1/2019	65,428
205,000	Wyeth, 6.000% due 2/15/2036	232,025
	TOTAL CORPORATE BONDS AND NOTES
	(Cost $398,517)	460,641

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.1%^
765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	865,513
123,000	Federal Home Loan Mortgage Corp., 5.000% due 11/13/2014	138,862
177,626	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	193,266
9,811	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	10,669
41,740	Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	45,491
691,694	Federal National Mortgage Association, Pool 257157, 4.000% due 3/1/2023	729,274
703,080	Federal National Mortgage Association, Pool 745418, 5.500% due 4/1/2036	768,663
1,859,916	Freddie Mac Gold Pool A86274, 4.500% due 5/1/2039	1,955,776
1,078,440	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,217,565
3,435,825	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	4,998,913
	TOTAL U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Cost $9,737,593)	10,923,992

Shares
	SHORT-TERM INVESTMENTS - 37.2%^
	MUTUAL FUND - 9.6%
3,462,158	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.12%** ++	3,462,158
Principal
	U.S. TREASURIES - 27.6%***
$ 5,000,000	United States Treasury Bills due 9/1/2011, 0.07%	4,999,699
5,000,000	United States Treasury Bills due 11/25/2011, 0.02%	4,998,872
		9,998,571

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,460,729)	13,460,729

	TOTAL INVESTMENTS - 86.4% (Cost $29,462,345) (a)	$ 31,276,629
	OTHER ASSETS & LIABILITIES - 13.6%	4,944,495
	TOTAL NET ASSETS - 100.0%	$ 36,221,124

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 1,869,252
	Unrealized Depreciation	(54,968)
	Net Unrealized Appreciation	$ 1,814,284

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.
*** Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Northern Lights SPC

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
2	Australian Dollar September 2011
	(Underlying Face Amount at Value $218,620)	$ (400)
3	British Pound September 2011
	(Underlying Face Amount at Value $307,931)	1,856
1	Canadian Dollar September 2011
	(Underlying Face Amount at Value $104,560)	(720)
5	Copper December 2011 ++
	(Underlying Face Amount at Value $562,563)	150
3	Gold October 2011 ++
	(Underlying Face Amount at Value $488,970)	7,050
7	Japanese Yen September 2011
	(Underlying Face Amount at Value $1,135,925)	10,763
1	Silver December 2011 ++
	(Underlying Face Amount at Value $200,655)	3,605
8	Swiss Franc September 2011
	(Underlying Face Amount at Value $1,268,200)	22,100
6	US 10 Year Note December 2011 ++
	(Underlying Face Amount at Value $746,250)	7,781
6	US Long Bond December 2011 ++
	(Underlying Face Amount at Value $759,936)	12,375
3	World Sugar #11 October 2011 ++
	(Underlying Face Amount at Value $100,162)	(3,360)

	Net Unrealized Gain from Open Long Futures Contracts	$ 61,200

	OPEN SHORT FUTURES CONTRACTS
(4)	Cocoa December 2011 ++
	(Underlying Face Amount at Value $120,320)	$ (100)
(1)	Coffee December 2011 ++
	(Underlying Face Amount at Value $91,350)	638
(14)	Corn December 2011 ++
	(Underlying Face Amount at Value $468,125)	13,825
(2)	Cotton December 2011 ++
	(Underlying Face Amount at Value $101,770)	90

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011
Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS (Continued)
(7)	Euro FX September 2011
	(Underlying Face Amount at Value $1,255,450)	$ (88)
(4)	Lean Hogs December 2011 ++
	(Underlying Face Amount at Value $141,640)	(280)
(4)	Live Cattle December 2011++
	(Underlying Face Amount at Value $191,720)	(1,720)
(8)	Soybean November 2011 ++
	(Underlying Face Amount at Value $542,900)	7,100
(25)	US 10 Year Note September 2011
	(Underlying Face Amount at Value $3,142,187)	(81,055)
(18)	US Long Bond September 2011
	(Underlying Face Amount at Value $2,306,250)	(63,984)
(8)	Wheat December 2011 ++
	(Underlying Face Amount at Value $286,300)	13,300

	Net Unrealized Loss from Open Short Futures Contracts	$ (112,274)

	Net Unrealized Loss from Open Futures Contracts	$ (51,074)

		Unrealized
		Gain / (Loss)

	LONG INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index July 2011,  Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $5,439,712)	$ (119,723)

Proprietary Mean Reversion Index July 2011, Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $5,731,215)	(277,675)

Proprietary Value Index July 2011, Long Custom Equity Index Swap -Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $4,635,509)	(199,224)

	Unrealized Loss from Long Index Swap Contracts	$ (596,622)

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011
		Unrealized
		Gain / (Loss)
	SHORT INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index July 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 65 bps vs. appreciation of index plus dividends

	(Notional Amount $3,523,159)	$ 170,177

Proprietary Mean Reversion Index July 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

	(Notional Amount $3,816,594)	51,109

Proprietary Value Index July 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

	(Notional Amount $2,717,810)	76,947

	Unrealized Gain from Short Index Swap Contracts	$ 298,233

	Total Net Unrealized Loss from Index Swap Contracts	$ (298,389)

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2011
Principal		Value
	STRUCTURED NOTE - 1.0%
$ 1,000,000	Structured Note - TVICER, 0.00% due 7/30/2012 *
	(Cost $1,000,000)	$ 996,172

	SHORT-TERM INVESTMENTS - 93.2%
	U.S. TREASURIES - 79.5%***
10,000,000	United States Treasury Bills due 9/1/2011, 0.04%	9,999,656
1,500,000	United States Treasury Bills due 9/1/2011, 0.04% ++	1,499,948
10,000,000	United States Treasury Bills due 9/8/2011, 0.05%	9,999,472
10,000,000	United States Treasury Bills due 9/22/2011, 0.04%	9,999,422
6,000,000	United States Treasury Bills due 10/13/2011, 0.06% ++	5,999,270
10,000,000	United States Treasury Bills due 11/17/2011, 0.08%	9,997,600
5,000,000	United States Treasury Bills due 11/25/2011, 0.07%	4,998,872
3,500,000	United States Treasury Bills due 11/25/2011, 0.07% ++	3,499,211
1,000,000	United States Treasury Bills due 12/29/2011, 0.015% ++	999,938
1,000,000	United States Treasury Bills due 12/29/2011, 0.10% ++	999,583
10,000,000	United States Treasury Bills due 1/12/2012, 0.10%	9,995,444
10,000,000	United States Treasury Bills due 5/3/2012, 0.165%	9,987,345
		77,975,761
Shares
	MONEY MARKET FUND - 13.7%
13,493,207	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.12%** ^ ++	13,493,207

	TOTAL SHORT-TERM INVESTMENTS (Cost $91,468,968)	91,468,968

	TOTAL INVESTMENTS - 94.2% (Cost $92,468,968) (a)	$ 92,465,140
	OTHER ASSETS & LIABILITIES - 5.8%	5,658,527
	TOTAL NET ASSETS - 100.0%	$ 98,123,667

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(3,828)
	Net Unrealized Depreciation:	$ (3,828)

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.
***Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open swaps contracts.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

Arrow Managed Futures Trend Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011
		Unrealized
		Gain / (Loss)
	LONG SWAP ++
	TVICER Swap, RBS Securities, Inc. - February 28, 2012
	to receive appreciation of index plus dividends vs. depreciation of index	$ 96,141

	Total Net Unrealized Gain on Swap	$ 96,141

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2011
Shares		Value
	EXCHANGE TRADED NOTES - 4.3%
	COMMODITY - 4.3%
8,000	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 393,040
564	iPath Dow Jones-UBS Copper Subindex Total Return ETN *	33,169
5,200	iPath Dow Jones-UBS Energy Subindex Total Return ETN *	117,105
816	iPath Dow Jones-UBS Grains Subindex Total Return ETN *	40,612
831	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	25,071
1,144	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN *	109,326
759	iPath Dow Jones-UBS Softs Subindex Total Return ETN *	60,363

	TOTAL EXCHANGE TRADED NOTES (Cost $780,948)	778,686

	SHORT-TERM INVESTMENTS - 83.8%
	MUTUAL FUND - 11.6%
2,085,016	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.12%** ^ ++	2,085,016
Principal
	U.S. TREASURIES - 72.2%***
$ 2,000,000	United States Treasury Bills due 9/8/2011, 0.05% * ^	1,999,894
3,000,000	United States Treasury Bills due 9/22/2011, 0.035% * ^	2,999,848
3,000,000	United States Treasury Bills due 11/25/2011, 0.095% * ^	2,999,083
3,000,000	United States Treasury Bills due 11/25/2011, 0.07% * ^	2,999,323
2,000,000	United States Treasury Bills due 12/29/2011, 0.025%* ^	2,000,000
		12,998,148

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,083,164)	15,083,164

	TOTAL INVESTMENTS - 88.1% (Cost $15,864,112) (a)	$ 15,861,850
	OTHER ASSETS & LIABILITIES - 11.9%	2,148,275
	TOTAL NET ASSETS - 100.0%	$ 18,010,125

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,876,831 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(14,981)
	Net Unrealized Depreciation:	$ (14,981)

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.
***Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures contracts.
++ All or a portion of this investment is a holding of the ACT Fund Limited

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011

Long		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS ++
13	Cocoa December 2011
	(Underlying Face Amount at Value $391,040)	$ (20,273)
13	Coffee December 2011
	(Underlying Face Amount at Value $1,187,550)	(67,650)
13	Copper December 2011
	(Underlying Face Amount at Value $1,462,663)	36,663
13	Corn December 2011
	(Underlying Face Amount at Value $434,688)	35,375
13	Cotton December 2011
	(Underlying Face Amount at Value $661,505)	(94,577)
13	Crude Oil December 2011
	(Underlying Face Amount at Value $1,262,040)	(41,217)
13	Gasoline December 2011
	(Underlying Face Amount at Value $1,566,529)	51,840
13	Gold December 2011
	(Underlying Face Amount at Value $2,120,560)	216,373
2	Goldman Sachs Commodity Index August 2011
	(Underlying Face Amount at Value $343,250)	(512)
13	Heating Oil December 2011
	(Underlying Face Amount at Value $1,716,023)	31,126
13	Lean Hogs December 2011
	(Underlying Face Amount at Value $460,330)	17,370
13	Live Cattle December 2011
	(Underlying Face Amount at Value $623,090)	(50)
13	Natural Gas March 2012
	(Underlying Face Amount at Value $589,290)	(47,504)
13	Silver December 2011
	(Underlying Face Amount at Value $2,608,515)	360,748
13	Soybean November 2011
	(Underlying Face Amount at Value $882,213)	10,325
13	Wheat December 2011
	(Underlying Face Amount at Value $465,238)	(84,288)
13	World Sugar # 11 March 2012
	(Underlying Face Amount at Value $415,106)	51,442

	Net Unrealized Gain from Open Long Futures Contracts	$ 455,191

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2011

	Arrow DWA	Arrow DWA	Arrow Alternative	Arrow Managed	Arrow Commodity
	Balanced Fund	Tactical Fund	Solutions Fund *	Futures Trend Fund *	Strategy Fund *
ASSETS
Investment securities:
Unaffiliated companies, At cost
(including collateral on loaned
securities) (Note 4)	$ 434,287,382	$ 299,944,158	$ 29,462,345	$ 92,468,968	$ 15,864,112
Affiliated securities, At cost	40,510,638	48,689,858	-	-	-
Total investments, At cost	474,798,020	348,634,016	29,462,345	92,468,968	15,864,112
Unaffiliated companies, At value
(including collateral on loaned
securities) (Note 4)	$ 472,597,638	$ 300,547,787	$ 31,276,629	$ 92,465,140	$ 15,861,850
Affiliated companies, At value	56,854,028	59,485,417	-	-	-
Total investments, At value	529,451,666	360,033,204	31,276,629	92,465,140	15,861,850
Receivable for Fund shares sold	215,965	454,015	29,323	4,104,139	7,824
Dividends and interest receivable	373	980	77,604	1,269	513
Receivable for securities sold	-	-	3,161,148	-	423,299
Deposits with brokers	-	432,058	2,189,798	-	1,719,099
Variation margin - due from broker	-	943,988	60,454	-	455,191
Due from broker, settlement of swaps	-	-	-	1,552,137	-
Unrealized appreciation on swap contracts	-	-	-	96,141	-
Prepaid expenses and other assets	34,208	34,760	31,786	44,073	1,450
TOTAL ASSETS	529,702,212	361,899,005	36,826,742	98,262,899	18,469,226

LIABILITIES
Securities lending collateral	133,764,650	105,542,550	-	-	-
Payable for investments purchased	1,436,000	4,021,216	95,875	-	394,655
Fund shares repurchased	1,178,801	545,707	6,042	27,144	238
Investment advisory fees payable	334,166	200,691	20,036	55,485	19,461
Distribution (12b-1) fees payable	163,577	86,295	7,173	18,328	3,540
Fees payable to other affiliates	63,187	34,324	14,149	9,467	8,964
Unrealized depreciation on swap contracts	-	-	298,389	-	-
Due to broker - Variation margin	-	-	111,528	-	-
Accrued expenses and other liabilities	80,417	45,042	52,426	28,808	32,243
TOTAL LIABILITIES	137,020,798	110,475,825	605,618	139,232	459,101
NET ASSETS	$ 392,681,414	$ 251,423,180	$ 36,221,124	$ 98,123,667	$ 18,010,125

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 389,385,311	$ 233,513,088	$ 39,867,003	$ 97,895,385	$ 17,466,545
Accumulated net investment income (loss)	(226,305)	77,735	763,403	355,484	588,657
Accumulated net realized gain (loss) from
security transactions, futures contracts,
written options, purchased options, swap
and foreign currency transactions	(51,131,238)	5,489,181	(5,874,103)	(219,515)	(498,006)
Net unrealized appreciation (depreciation) of
investments, futures contracts, written options,
swaps and foreign currency transactions	54,653,646	12,343,176	1,464,821	92,313	452,929
NET ASSETS	$ 392,681,414	$ 251,423,180	$ 36,221,124	$ 98,123,667	$ 18,010,125

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2011

	Arrow DWA	Arrow DWA	Arrow Alternative	Arrow Managed	Arrow Commodity
	Balanced Fund	Tactical Fund	Solutions Fund *	Futures Trend Fund *	Strategy Fund *
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 259,375,022	$ 193,401,586	$ 33,194,650	$ 94,597,169	$ 17,385,500
Shares of beneficial interest outstanding	20,670,653	20,097,775	3,817,802	9,095,717	1,596,305
Net asset value
(Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 12.55	$ 9.62	$ 8.69	$ 10.40	$ 10.89
Maximum offering price per share
(maximum sales charges of 5.75%) (b)	$ 13.32	$ 10.21	$ 9.22	$ 11.03	$ 11.55
Class C Shares:
Net Assets	$ 133,306,392	$ 58,021,594	$ 3,026,474	$ 3,526,498	$ 624,625
Shares of beneficial interest outstanding	10,788,589	6,152,227	356,335	341,292	57,545
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 12.36	$ 9.43	$ 8.49	$ 10.33	$ 10.85

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.
*	Consolidated for Arrow Alternative Solutions, Arrow Managed Futures Trend and Arrow Commodity Strategy Fund.

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2011

	Arrow DWA	Arrow DWA	Arrow Alternative	Arrow Managed	Arrow Commodity
	Balanced Fund	Tactical Fund	Solutions Fund *	Futures Trend Fund *	Strategy Fund (a) *
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 7,170,100	$ 1,866,986	$ 284,523	$ -	$ -
Dividends from affiliated companies	33,921	39,582	-	-	-
Security lending interest	236,062	35,772	-	-	-
Interest	3,490	4,950	569,586	41,514	8,349
Less: Foreign witholding tax	-	-	(490)	(275)	(47)
TOTAL INVESTMENT INCOME	7,443,573	1,947,290	853,619	41,239	8,302

EXPENSES
Investment advisory fees	3,430,551	1,370,401	273,150	301,463	49,106
Distribution (12b-1) fees, Class C	1,203,143	398,440	41,733	13,737	2,181
Distribution (12b-1) fees, Class A	555,888	242,740	80,539	85,229	14,800
Transfer agent fees	312,040	146,119	49,870	26,942	11,368
Administrative services fees	279,609	135,588	52,214	35,135	8,166
Accounting services fees	65,238	41,235	44,915	31,840	18,055
Non 12b-1 shareholder servicing	84,000	33,000	12,000	6,000	2,000
Registration fees	64,506	44,343	41,925	30,541	9,645
Custodian fees	42,802	15,980	9,724	6,598	4,401
Printing and postage expenses	35,990	10,945	-	1,682	4,928
Professional fees	35,687	31,312	45,314	55,554	32,899
Compliance officer fees	29,684	9,849	4,722	1,117	863
Insurance expense	12,963	1,923	3,807	-	863
Trustees' fees and expenses	6,050	5,083	5,083	6,059	3,545
Other expenses	46,916	19,199	5,598	2,377	3,971
TOTAL EXPENSES	6,205,067	2,506,157	670,594	604,274	166,791
Less: Fees waived/expenses reimbursed	-	-	-	-	(43,812)
Plus: Recaptured feewaivers/reimbursements	-	-	-	50,785	-
NET EXPENSES	6,205,067	2,506,157	670,594	655,059	122,979

NET INVESTMENT INCOME (LOSS)	1,238,506	(558,867)	183,025	(613,820)	(114,677)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	12,911,702	5,619,078	2,526,645	20,075	(42,815)
Security transactions, affiliated companies	3,948,389	4,876,398	-	-	-
From underlying investment companies	135,597	-	1,079	-	-
Futures contracts	-	(642)	(751,580)	(2,749)	248,143
Swap contracts	-	-	200,756	1,494,633	-
Options written	-	-	(190,625)	-	-
Purchased options	-	-	(25,101)	-	-
Foreign currency transactions	-	-	(2,325)	-	-
	16,995,688	10,494,834	1,758,849	1,511,959	205,328
Net change in unrealized appreciation
(depreciation) of:
Investment transactions, unaffiliated companies	19,009,466	(436,261)	242,769	3,631	(2,262)
Investment transactions, affiliated companies	5,765,822	10,508,676	-	-	-
Futures contracts	-	943,988	143,292	-	455,191
Swap contracts	-	-	145,093	105,165	-
Foreign currency transactions	-	-	1,839	-	-
	24,775,288	11,016,403	532,993	108,796	452,929
NET REALIZED AND UNREALIZED
GAIN	41,770,976	21,511,237	2,291,842	1,620,755	658,257

NET INCREASE IN NET ASSETS	$ 43,009,482	$ 20,952,370	$ 2,474,867	$ 1,006,935	$ 543,580

(a)	The Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
*	Consolidated for Arrow Alternative Solutions, Arrow Managed Futures Trend and Arrow Commodity Strategy Fund.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2011	2010
FROM OPERATIONS
Net investment income	$ 1,238,506	$ 483,681
Net realized gain from security transactions	16,995,688	17,510,817
Net change in unrealized appreciation (depreciation) of investments	24,775,288	11,136,913
Net increase in net assets resulting from operations	43,009,482	29,131,411

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,019,949)	(1,976,814)
Class C	-	(473,190)
Net decrease in net assets from distributions to shareholders	(1,019,949)	(2,450,004)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	128,161,447	49,779,003
Class C	38,986,964	24,483,206
Net asset value of shares issued in reinvestment of distributions:
Class A	791,207	1,549,885
Class C	-	400,887
Redemption fee proceeds:
Class A	7,891	12,869
Class C	1,075	3,983
Payments for shares redeemed:
Class A	(68,351,581)	(92,456,041)
Class C	(19,669,249)	(19,707,582)
Net increase (decrease) in net assets from shares of beneficial interest	79,927,754	(35,933,790)

TOTAL INCREASE (DECREASE) IN NET ASSETS	121,917,287	(9,252,383)

NET ASSETS
Beginning of Year	270,764,127	280,016,510
End of Year*	$ 392,681,414	$ 270,764,127
* Includes accumulated net investment loss of:	$ (226,305)	$ (437,436)

SHARE ACTIVITY - Class A
Shares Sold	10,578,835	4,649,656
Shares Reinvested	65,066	146,492
Shares Redeemed	(5,621,792)	(8,774,621)
Net increase (decrease) in shares of beneficial interest outstanding	5,022,109	(3,978,473)
SHARE ACTIVITY - Class C
Shares Sold	3,278,572	2,334,706
Shares Reinvested	-	38,180
Shares Redeemed	(1,651,517)	(1,882,697)
Net increase in shares of beneficial interest outstanding	1,627,055	490,189

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2011	2010
FROM OPERATIONS
Net investment loss	$ (558,867)	$ (390,418)
Net realized gain from security transactions and futures contracts	10,494,834	1,077,038
Net change in unrealized appreciation (depreciation) of
investments and futures contracts	11,016,403	(1,093,664)
Net increase (decrease) in net assets resulting from operations	20,952,370	(407,044)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(34,999)
Class C	-	-
Net decrease in net assets from distributions to shareholders	-	(34,999)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	167,406,502	54,215,691
Class C	31,746,548	21,693,833
Net asset value of shares issued in reinvestment of distributions:
Class A	-	27,708
Class C	-	-
Redemption fee proceeds:
Class A	16,365	25,795
Class C	4,714	11,324
Payments for shares redeemed:
Class A	(34,374,030)	(22,950,569)
Class C	(6,079,293)	(2,552,403)
Net increase in net assets from shares of beneficial interest	158,720,806	50,471,379

TOTAL INCREASE IN NET ASSETS	179,673,176	50,029,336

NET ASSETS
Beginning of Year	71,750,004	21,720,668
End of Year*	$ 251,423,180	$ 71,750,004
* Includes accumulated net investment income of:	$ 77,735	$ -

SHARE ACTIVITY - Class A
Shares Sold	17,936,361	6,726,172
Shares Reinvested	-	3,429
Shares Redeemed	(3,768,116)	(2,964,398)
Net increase in shares of beneficial interest outstanding	14,168,245	3,765,203
SHARE ACTIVITY - Class C
Shares Sold	3,495,223	2,766,028
Shares Reinvested	-	-
Shares Redeemed	(684,537)	(328,464)
Net increase in shares of beneficial interest outstanding	2,810,686	2,437,564

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2011	2010
FROM OPERATIONS
Net investment income	$ 183,025	$ 470,215
Net realized gain (loss) from security transactions, futures contracts, swap contracts, options written, purchased options
and foreign currency transactions	1,758,849	(81,975)
Net change in unrealized appreciation (depreciation) of security transactions,
futures contracts, swap contracts and foreign currency translations	532,993	(3,334,076)
Net increase (decrease) in net assets resulting from operations	2,474,867	(2,945,836)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,600,436	24,621,396
Class C	292,219	1,729,800
Net asset value of shares issued in reinvestment of distributions:
Class A	-	-
Class C	-	-
Redemption fee proceeds:
Class A	95	8,758
Class C	181	1,416
Payments for shares redeemed:
Class A	(19,070,544)	(45,573,629)
Class C	(3,413,558)	(5,220,565)
Net decrease in net assets from shares of beneficial interest	8,591,171)	(24,432,824)

TOTAL DECREASE IN NET ASSETS	(6,116,304)	(27,378,660)

NET ASSETS
Beginning of Year	42,337,428	69,716,088
End of Year*	$ 36,221,124	$ 42,337,428
* Includes accumulated net investment income of:	$ 763,403	$ 444,734

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2011	2010
SHARE ACTIVITY - Class A
Shares Sold	1,598,230	2,818,512
Shares Reinvested	-	-
Shares Redeemed	(2,257,022)	(5,248,393)
Net decrease in shares of beneficial interest outstanding	(658,792)	(2,429,881)
SHARE ACTIVITY - Class C
Shares Sold	35,352	199,706
Shares Reinvested	-	-
Shares Redeemed	(412,563)	(609,429)
Net decrease in shares of beneficial interest outstanding	(377,211)	(409,723)

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2011	2010 (a)
FROM OPERATIONS
Net investment loss	$ (613,820)	$ (11,580)
Net realized gain (loss) from security transactions, futures contracts
and swap contracts	1,511,959	(143,449)
Net change in unrealized appreciation (depreciation)
of security transactions and swap contracts	108,796	(16,483)
Net increase (decrease) in net assets resulting from operations	1,006,935	(171,512)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(604,431)	-
Class C	(14,290)	-
Net decrease in net assets from distributions to shareholders	(618,721)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	98,054,598	3,907,811
Class C	3,529,462	188,188
Net asset value of shares issued in reinvestment of distributions:
Class A	517,877	-
Class C	12,192	-
Redemption fee proceeds:
Class A	3,081	62
Class C	125	3
Payments for shares redeemed:
Class A	(8,111,170)	(6,518)
Class C	(188,746)	-
Net increase in net assets from shares of beneficial interest	93,817,419	4,089,546

TOTAL INCREASE IN NET ASSETS	94,205,633	3,918,034

NET ASSETS
Beginning of Year	3,918,034	-
End of Year*	$ 98,123,667	$ 3,918,034
* Includes accumulated net investment income of:	$ 355,484	$ -

Arrow Managed Futures Trend Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2011	2010 (a)
SHARE ACTIVITY - Class A
Shares Sold	9,435,060	391,894
Shares Reinvested	50,524	-
Shares Redeemed	(781,105)	(656)
Net increase in shares of beneficial interest outstanding	8,704,479	391,238
SHARE ACTIVITY - Class C
Shares Sold	339,545	18,849
Shares Reinvested	1,192	-
Shares Redeemed	(18,294)	-
Net increase in shares of beneficial interest outstanding	322,443	18,849

(a)	The Arrow Managed Futures Trend Fund commenced operations on April 30, 2010.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,
2011 (a)
FROM OPERATIONS
Net investment loss	$ (114,677)
Net realized gain from security transactions and futures contracts	205,328
Net change in unrealized appreciation (depreciation)
of security transactions and futures contracts	452,929
Net increase in net assets resulting from operations	543,580

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20,221,912
Class C	719,913
Redemption fee proceeds:
Class A	1,889
Class C	71
Payments for shares redeemed:
Class A	(3,380,919)
Class C	(96,321)
Net increase in net assets from shares of beneficial interest	17,466,545

TOTAL INCREASE IN NET ASSETS	18,010,125

NET ASSETS
Beginning of Period	-
End of Period*	$ 18,010,125
* Includes accumulated net investment income of:	$ 588,657

SHARE ACTIVITY - Class A
Shares Sold	1,910,887
Shares Redeemed	(314,582)
Net increase in shares of beneficial interest outstanding	1,596,305
SHARE ACTIVITY - Class C
Shares Sold	66,584
Shares Redeemed	(9,039)
Net increase in shares of beneficial interest outstanding	57,545

(a) The Arrow Commodity Strategy Fund commenced operations on December 31, 2010.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2011	2010	2009	2008	2007 (1)
Net asset value, beginning of year	$ 10.96	$ 9.93	$ 11.68	$ 11.36	$ 10.00

Activity from investment operations:
Net investment income (2)	0.07	0.05	0.09	0.06	0.04
Net realized and unrealized
gain (loss) on investments	1.57	1.10	(1.78)	0.48	1.38
Total from investment operations	1.64	1.15	(1.69)	0.54	1.42

Paid-in-capital from redemption fees (6)	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.05)	(0.12)	(0.06)	(0.08)	(0.06)
Net realized gains	-	-	-	(0.14)	-
Total distributions	(0.05)	(0.12)	(0.06)	(0.22)	(0.06)

Net asset value, end of year	$ 12.55	$ 10.96	$ 9.93	$ 11.68	$ 11.36

Total return (3)	15.02%	11.58%	(14.42)%	4.63%	14.28%	(5)

Net assets, end of year (000s)	$ 259,375	$ 171,562	$ 194,853	$ 290,514	$ 71,891

Ratio of net expenses to average
net assets (7)	1.54%	1.58%	1.57%	1.57%	1.83%	(4)
Ratio of net investment income
to average net assets (7)(8)	0.63%	0.43%	0.95%	0.51%	0.37%	(4)

Portfolio Turnover Rate	59%	95%	136%	59%	118%	(5)

(1)	The Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2011	2010	2009	2008	2007 (1)
Net asset value, beginning of year	$ 10.83	$ 9.82	$ 11.57	$ 11.30	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)	(0.03)	0.02	(0.03)	(0.04)
Net realized and unrealized
gain (loss) on investments	1.55	1.09	(1.76)	0.47	1.39
Total from investment operations	1.53	1.06	(1.74)	0.44	1.35

Paid-in-capital from redemption fees (6)	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-	(0.05)	(0.01)	(0.03)	(0.05)
Net realized gains	-	-	-	(0.14)	-
Total distributions	-	(0.05)	(0.01)	(0.17)	(0.05)

Net asset value, end of year	$ 12.36	$ 10.83	$ 9.82	$ 11.57	$ 11.30

Total return (3)	14.13%	10.84%	(15.08)%	3.79%	13.48%	(5)

Net assets, end of year (000s)	$ 133,306	$ 99,202	$ 85,163	$ 88,042	$ 19,197

Ratio of net expenses to average
net assets (7)	2.29%	2.33%	2.33%	2.32%	2.58%	(4)
Ratio of net investment income (loss)
to average net assets (7)(8)	(0.15)%	(0.32)%	0.20%	(0.27)%	(0.44)%	(4)

Portfolio Turnover Rate	59%	95%	136%	59%	118%	(5)

(1)	The Class C shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Arrow DWA Tactical Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year		Year		Year		Period
	Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,
Class A Shares	2011		2010		2009		2008 (1)
Net asset value, beginning of year	$ 7.77		$ 7.09		$ 9.22		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.04)		0.01		0.01
Net realized and unrealized
gain (loss) on investments	1.87		0.72		(2.11)		(0.79)
Total from investment operations	1.85		0.68		(2.10)		(0.78)

Paid-in-capital from redemption fees	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
Net investment income	-		(0.01)		(0.03)		-
Total distributions	-		(0.01)		(0.03)		-

Net asset value, end of year	$ 9.62		$ 7.77		$ 7.09		$ 9.22

Total return (3)	23.81%		9.72%		(22.73)%		(7.80)%	(7)

Net assets, end of year (000s)	$ 193,402		$ 46,097		$ 15,351		$ 11,455

Ratio of gross expenses to average
net assets (4)(9)	1.60%		1.72%		2.65%		4.16%	(6)
Ratio of net expenses to average
net assets (9)	1.60%		1.96%	(5)	2.00%		2.00%	(6)
Ratio of net investment income (loss)
to average net assets (9)(10)	(0.20)%		(0.53)%		0.22%		0.69%	(6)

Portfolio Turnover Rate	251%		263%		228%		0%	(7)

(1)	The Class A shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Arrow DWA Tactical Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year		Year		Year		Period
	Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,
Class C Shares	2011		2010		2009		2008 (1)
Net asset value, beginning of year	$ 7.68		$ 7.05		$ 9.21		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.08)		(0.10)		(0.03)		(0.00)	(8)
Net realized and unrealized
gain (loss) on investments	1.83		0.72		(2.12)		(0.79)
Total from investment operations	1.75		0.62		(2.15)		(0.79)

Paid-in-capital from redemption fees	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
Net investment income	-		-		(0.01)		-
Total distributions	-		-		(0.01)		-

Net asset value, end of year	$ 9.43		$ 7.68		$ 7.05		$ 9.21

Total return (3)	22.79%		8.94%		(23.28)%		(7.90)%	(7)

Net assets, end of year (000s)	$ 58,022		$ 25,653		$ 6,370		$ 3,309

Ratio of gross expenses to average
net assets (4)(9)	2.35%		2.47%		3.41%		5.09%	(6)
Ratio of net expenses to average
net assets (9)	2.35%		2.71%	(5)	2.75%		2.75%	(6)
Ratio of net investment income (loss)
to average net assets (9)(10)	(0.90)%		(1.28)%		(0.41)%		(0.26)%	(6)

Portfolio Turnover Rate	251%		263%		228%		0%	(7)

(1)	The Class C shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.
(9) Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
Class A Shares	2011	2010	2009	2008 (1)
Net asset value, beginning of year	$ 8.14	$ 8.67	$ 10.13	$ 10.00

Activity from investment operations:
Net investment income (2)	0.05	0.08	0.05	0.09
Net realized and unrealized
gain (loss) on investments	0.50	(0.61)	(1.21)	0.07
Total from investment operations	0.55	(0.53)	(1.16)	0.16

Paid-in-capital from redemption fees (8)	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-	-	(0.30)	(0.03)
Total distributions	-	-	(0.30)	(0.03)

Net asset value, end of year	$ 8.69	$ 8.14	$ 8.67	$ 10.13

Total return (3)	6.76%	(6.11)%	(11.48)%	1.60%	(7)

Net assets, end of year (000s)	$ 33,195	$ 36,455	$ 59,882	$ 50,470

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	1.75%	1.67%	1.52%	2.20%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	1.75%	1.66%	1.47%	2.20%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	1.75%	1.66%	1.40%	1.94%	(6)
Ratio of net investment income
to average net assets	0.60%	0.89%	0.54%	1.16%	(6)

Portfolio Turnover Rate	47%	172%	368%	188%	(7)

(1)	The Class A shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
Class C Shares	2011	2010	2009	2008 (1)
Net asset value, beginning of year	$ 8.02	$ 8.60	$ 10.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)	0.01	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	0.49	(0.59)	(1.21)	0.09
Total from investment operations	0.47	(0.58)	(1.23)	0.12

Paid-in-capital from redemption fees (8)	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-	-	(0.27)	(0.02)
Total distributions	-	-	(0.27)	(0.02)

Net asset value, end of year	$ 8.49	$ 8.02	$ 8.60	$ 10.10

Total return (3)	5.86%	(6.74)%	(12.18)%	1.23%	(7)

Net assets, end of year (000s)	$ 3,026	$ 5,882	$ 9,834	$ 8,998

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	2.52%	2.42%	2.27%	2.88%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	2.52%	2.40%	2.22%	2.88%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	2.52%	2.40%	2.15%	2.69%	(6)
Ratio of net investment income (loss)
to average net assets	(0.22)%	0.15%	(0.23)%	0.38%	(6)

Portfolio Turnover Rate	47%	172%	368%	188%	(7)

(1)	The Class C shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)		Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)		Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)		Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

Arrow Managed Futures Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A				Class C

	Year		Period		Year		Period
	Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,
	2011		2010 (1)		2011		2010 (1)
Net asset value, beginning of year	$ 9.55		$ 10.00		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.18)		(0.05)		(0.26)		(0.07)
Net realized and unrealized
gain (loss) on investments	1.24		(0.40)		1.23		(0.38)
Total from investment operations	1.06		(0.45)		0.97		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	-		0.00	(8)	-

Less distributions from:
Net investment income	(0.21)		-		(0.19)		-
Total distributions	(0.21)		-		(0.19)		-

Net asset value, end of year	$ 10.40		$ 9.55		$ 10.33		$ 9.55

Total return (3)	11.12%		(4.50)%	(7)	10.16%		(4.50)%	(7)

Net assets, end of year (000s)	$ 94,597		$ 3,738		$ 3,526		$ 180

Ratio of gross expenses to average
net assets (4)	1.65%		10.78%	(6)	2.36%		9.20%	(6)
Ratio of net expenses to average
net assets	1.79%	(5)	2.00%	(6)	2.54%	(5)	2.75%	(6)
Ratio of net investment loss
to average net assets	(1.68)%		(1.96)%	(6)	(2.42)%		(2.70)%	(6)

Portfolio Turnover Rate	66%		216%	(7)	66%		216%	(7)

(1)	The Class A and Class C shares of the Arrow Managed Futures Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

Arrow Commodity Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A		Class C

		Period		Period
		Ended		Ended
		July 31,		July 31,
		2011 (1)		2011 (1)
Net asset value, beginning of period		$ 10.00		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.12)		(0.16)
	Net realized and unrealized
	gain on investments	1.01		1.01
Total from investment operations		0.89		0.85

Paid-in-capital from redemption fees		0.00	(7)	0.00	(7)

Net asset value, end of period		$ 10.89		$ 10.85

Total return (3)		8.90%	(6)	8.50%	(6)

Net assets, end of period (000s)		$ 17,386		$ 625

Ratio of gross expenses to average
	net assets (4)	2.72%	(5)	3.29%	(5)
Ratio of net expenses to average
	net assets	2.00%	(5)	2.75%	(5)
Ratio of net investment loss
	to average net assets	(1.86)%	(5)	(2.62)%	(5)

Portfolio Turnover Rate		754%	(6)	754%	(6)

(1)	The Class A and Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Not annualized.
(7)	Amount represents less than $0.01 per share.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2011

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Trend Fund (“AMFTF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF, ADTF and ACSF are non-diversified funds.   AASF and AMFTF are diversified funds.  ADBF and ADTF are “fund of funds”.   The Funds each have two distinct share classes; Class A and Class C. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  AMFTF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

The Funds currently offer Class A shares and Class C shares.    Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Continued)

July 31, 2011

securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 390,989,566	$ -	$ -	$ 390,989,566
Collateral for Securities Loaned	133,764,650	-	-	133,764,650
Short-Term Investments	4,697,450	-	-	4,697,450
Total	$ 529,451,666	$ -	$ -	$ 529,451,666

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds and Notes	$ 222,297,668	$ -	$ -	$ 222,297,668
Collateral for Securities Loaned	105,542,550	-	-	105,542,550
Variation Margin-Open Futures Contracts	943,988	-	-	943,988
Short-Term Investments	32,192,986	-	-	32,192,986
Total	$ 360,977,192	$ -	$ -	$ 360,977,192

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,171,944	$ -	$ -	$ 2,171,944
Exchange Traded Funds	4,259,323	-	-	4,259,323
Corporate Bonds and Notes	-	460,641	-	460,641
U.S. Government and Agency Obligations	-	10,923,992	-	10,923,992
Variation Margin-Open Futures Contracts	60,454	-	-	60,454
Short-Term Investments	3,462,158	9,998,571	-	13,460,729
Total	$ 9,953,879	$ 21,383,204	$ -	$ 31,337,083
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 298,389	$ -	$ 298,389
Variation Margin-Open Futures Contracts	111,528	-	-	111,528
Total	$ 111,528	$ 298,389	$ -	$ 409,917

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

Arrow Managed Futures Trend Fund

Assets	Level 1	Level 2	Level 3	Total
Structured Note	$ -	$ 996,172	$ -	$ 996,172
Open Swaps Contracts	-	96,141	-	96,141
Short-Term Investments	13,493,207	77,975,761	-	91,468,968
Total	$ 13,493,207	$ 79,068,074	$ -	$ 92,561,281

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 778,686	$ -	$ -	$ 778,686
Short-Term Investments	2,085,016	12,998,148	-	15,083,164
Variation Margin-Open Futures Contracts	$ 455,191	$ -	$ -	$ 455,191
Total	$ 3,318,893	$ 12,998,148	$ -	$ 16,317,041

There were no significant transfers in to and out of Level 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Northern Lights SPC (AAS-CFC), Arrow MFT Fund Limited (AMFT-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of AASF, AMFTF and ACS include the accounts of AAS-CFC, AMFT-CFC and ACS-CFC, respectively, and are wholly-owned and controlled subsidiaries.   All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives.   In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Funds’ Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at July 31, 2011	% Of Total Net Assets at July 31, 2011
AAS-CFC	11/6/2009	$ 1,706,647	4.71%
AMFT-CFC	7/23/2010	17,068,011	17.39%
ACS-CFC	1/3/2011	2,803,595	15.57%

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending July 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses will be utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be included in the July 31, 2012 Annual Report.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – ADTF, AASF and ACSF are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.   The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – AASF and AMFTF are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.   The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments.   The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations.   The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.   The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Options Transactions – AASF is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

AASF may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

 counterparty to all exchange traded options, guarantees against a possible default.

The number of option contracts written and the premiums received by AASF during the year ended July 31, 2011, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	-	$ -
Options written	200	171,875
Options exercised	-	-
Options expired	-	-
Options closed	(200)	(171,875)
Options outstanding, end of year	-	$ -

Derivatives Disclosure -

Fair Values of Derivative Instruments in AASF as of July 31, 2011:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Equity contracts:	Investments, Receivables,			Payables, Net Assets - Net Unrealized
	Net Assets - Unrealized Appreciation	$ 298,233	*	Depreciation	$ 596,622	*

Commodity contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	45,758	*	Depreciation	5,460	*

Interest rate contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	20,156	*	Depreciation	145,039	*

Foreign exchange contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	34,719		Depreciation	1,208

		$ 398,866			$ 748,329

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments.

For AMFTF derivative exposure is primarily equity and commodity exposure is immaterial.

For ACSF derivative exposure is primarily commodity and equity exposure is immaterial.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

The effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2011:

Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain (loss) from security transactions, futures contracts, swaps, options written, purchased options and foreign currency transactions/Net change in unrealized appreciation (depreciation)
from security transactions, futures contracts, swaps, options
	written and foreign currency translations	$ (357,654)	$ 144,012

Commodity contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(1,216)	40,298

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(413,367)	91,165

Foreign exchange contracts:	Net realized gain (loss) from futures contracts and foreign
currency transactions/Net change in unrealized
appreciation (depreciation) from futures contracts and
	foreign currency translations	3,362	35,350

Total		$ (768,875)	$ 310,825

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Credit Facility – ADBF, ADTF, AASF, AMFTF and ACSF have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”).  Under the terms of the Agreement, each Fund may borrow no more than $5 million and the borrowings will be used only for temporary or emergency purposes including the financing of redemptions.   Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing.   The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.   At July 31, 2011, there were no outstanding borrowings.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended July 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $279,926,582 and $199,669,925, respectively, for ADBF.    For the year ended July 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $473,184,603 and $343,057,102, respectively, for ADTF.   For the year ended July 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $11,079,611 and $33,427,901, respectively, for AASF. For the year ended July 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $1,000,000 and $220,074, respectively, for AMFTF.   For the period ended July 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $4,664,947 and $3,840,966, respectively, for ACSF.

4.

SECURITY LENDING

Under an agreement with Union Bank, National Association (“UB”), ADBF and ADTF (the “Principals”) can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees.    Loans are collateralized by cash, in an amount equal to 102% of total value of securities loaned which is invested in cash, U.S Government securities, irrevocable letters of credit or other types of collateral acceptable to Principal.   A portion of the income generated by the investment in the collateral, net of any rebates paid by UB to the borrowers is remitted to UB as lending agent, and the remainder is paid to the Principals.   Generally, in the event of a counter-party default, each Principal has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Principal in the event such Principals is delayed or prevented from exercising its right to dispose of the collateral.

At July 31, 2011 the following Funds loaned securities and received cash collateral for the loan.  This cash was invested in Fidelity Institutional Money Market Portfolio Class 1 Fund (FMPXX) with a maturity of August 1, 2011.

Fund	Market Value of Loaned Securities	Market Value of Collateral
ADBF	$ 130,803,827	$ 133,764,650
ADTF	103,179,022	105,542,550

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

At July 31, 2011, the percentage of total investment income derived from the investment of cash collateral retained by the lending agent, BONY, was as follows:

Fund	Percentage of Total Investment Income
ADBF	3.17%
ADTF	1.84%

5.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to ADBF and ADTF.   The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFTF average daily net assets and 0.80% of ACSF average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2011 to waive a portion of its advisory fee and has agreed to reimburse the Arrow Managed Futures Fund and the Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C
AMFTF	2.00%	2.75%
ACSF	2.00%	2.75%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

 the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

The following amounts are subject to recapture by the funds by the following dates:

	7/31/2012	7/31/2013	7/31/2014	Totals
AASF	$ 31,419	$ 8,468	$ -	$ 39,887
ACSF	$ -	$ -	$ 43,812	$ 43,812

There are no amounts available for recapture for ADBF, ADTF and AMFTF.

The advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the year ended July 31, 2011, the Distributor received $2,196,177 in underwriting commissions for sales of Class A shares, of which $316,656 was retained by the principal underwriter or other affiliated broker-dealers.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Funds as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $36,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $36,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $40,000 per annum or

-    12 basis points or 0.12% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Managed Futures Trend Fund

The greater of:

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Commodity Strategy Fund

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds pay GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $21,600 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $21,600 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $24,000 per annum plus $6,000 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Managed Futures Trend Fund

The greater of:

A minimum annual fee of $24,000 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Commodity Strategy Fund

The greater of:

A minimum annual fee of $24,000 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual per class minimums are $13,500 for ADBF, $13,500 for ADTF, $15,000 for AASF, $0 for AMFTF and $0 for ACSF.  The per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2011, the Funds incurred expenses of $46,235 for compliance services pursuant to the Trust’s Agreement with NLCS. The amount incurred by each Fund was as follows: $29,684 from ADBF, $9,849 from ADTF, $4,722 from AASF, $1,117 from AMFTF and $863 from ACSF and include certain out of pocket expenses.   Such fees are included in the line item marked “Compliance Officer Fees” in the Statements of Operations in this shareholder report.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2011, GemCom collected amounts totaling $14,678 for EDGAR and printing services performed.   The amount collected from each Fund was as follows: $8,202 from ADBF, $2,871 from ADTF, $1,117 from AASF, $754 from AMFTF and $1,734 from ACSF.   Such fees are included in the line item marked “Printing and Postage Expenses” in the Statements of Operations in this shareholder report.

6.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended July 31, 2011, ADBF, ADTF, AASF, AMFTF and ACSF assessed $8,966, $21,079, $276, $3,206 and $1,960, respectively, in redemption fees.

7.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of a Fund at July 31, 2011 are noted in the Funds’ Portfolios of Investments.   Transactions during the period with companies which are affiliates are as follows:

Arrow DWA Balanced Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
73936B606	PowerShares DB Gold Fund	$ 23,898,171	$ 9,756,583	$ 1,011,544	$ -	$ 42,553,620
464287580	iShares DJ US Consumer
	Services Index Fund	15,067,757	15,055,730	15,626,881	33,921	14,300,408
	TOTAL	$ 38,965,928	$ 24,812,313	$ 16,638,425	$ 33,921	$ 56,854,028

Arrow DWA Tactical Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
73936B309	PowerShares DB Silver Fund	$ 5,897,045	$ 20,049,513	$ 9,879,820	$ -	$ 27,079,687
06739H248	iPath Dow Jones - UBS
	Precious Metals Sub-Index
	Total Return ETN	-	15,468,663	4,520,988	-	11,854,764
464287580	PowerShares Active
	AlphaQ Fund	5,266,211	-	6,825,600	39,582	-
73936B606	PowerShares DB Gold Fund	-	25,757,409	14,220,863	-	20,550,966
	TOTAL	$ 11,163,256	$ 61,275,585	$ 35,447,271	$ 39,582	$ 59,485,417

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

8.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of July 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open swap agreements and Section 1256 contracts, and adjustments for partnerships, real estate investment trusts and the consolidation of AASF, AMFTF and ACSF’s investments in a wholly-owned controlled foreign corporation.

At July 31, 2011, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains expiring as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

Permanent book and tax differences, primarily attributable to net investment losses, tax treatment of foreign currency losses and adjustments from paydowns, real estate investment trusts, partnerships and swaps, resulted in reclassification for the fiscal year ended July 31, 2011 as follows:

9.  NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011

10.

  SUBSEQUENT  EVENTS

Effective September 22, 2011, the Board approved, subject to the approval of shareholders, the reorganization of the Funds into the Arrow Investment Trust.   Under the proposed reorganization, each Fund will continue as a separate series of the Arrow Investment Trust.

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Arrow DWA Balanced Fund,

Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund,

Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund

We have audited the accompanying statements of assets and liabilities of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund (consolidated), Arrow Managed Futures Trend Fund (consolidated) and Arrow Commodity Strategy Fund (consolidated), each a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolios of investments of Arrow DWA Balanced Fund and Arrow DWA Tactical Fund and the consolidated portfolios of investments of Arrow Alternative Solutions Fund, Arrow Managed Futures Fund and Arrow Commodity Strategy Fund as of July 31, 2011, and the related statements of operations (consolidated for Arrow Alternative Strategies Fund, Arrow Managed Futures Fund and Arrow Commodity Strategy Fund) for the year then ended and for the period December 31, 2010 through July 31, 2011 (Commencement of Operations for Arrow Commodity Strategy Fund), the statements of changes in net assets of Arrow DWA Balanced Fund and Arrow DWA Tactical Fund for each of the years in the two-year period then ended, the consolidated statements of changes in net assets of Arrow Alternative Solutions Fund, Arrow Managed Futures Fund and Arrow Commodity Strategy Fund for each of the years or periods in the two-year period then ended, and the financial highlights of Arrow DWA Balanced Fund and Arrow DWA Tactical Fund and the consolidated financial highlights of Arrow Alternative Solutions Fund, Arrow Managed Futures Fund and Arrow Commodity Strategy for each of the years or periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2011 by correspondence with the custodian and brokers and by other appropriate auditing procedures where responses from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund as of July 31, 2011, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and their financial highlights for each of the years or periods  presented in conformity with accounting principles generally accepted in the United States of America.

                                                                                                       BBD, LLP

Philadelphia, Pennsylvania

October 6, 2011

The Arrow Funds

EXPENSE EXAMPLES

July 31, 2011 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Trend Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 through July 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 – 7/31/11	Expense Ratio During Period** 2/1/11 – 7/31/11
DWA Balanced Class A	$1,000.00	$1,036.30	$7.72	1.53%
DWA Balanced Class C	1,000.00	1,033.40	11.50	2.28
DWA Tactical Class A	1,000.00	1,088.20	8.28	1.60
DWA Tactical Class C	1,000.00	1,083.90	12.09	2.34
Alternative Solutions Class A	1,000.00	1,022.40	8.67	1.73
Alternative Solutions Class C	1,000.00	1,018.00	12.56	2.51
Managed Futures Trend Class A	1,000.00	1,002.90	7.70	1.55
Managed Futures Trend Class C	1,000.00	999.00	11.35	2.29
Commodity Strategy Class A	1,000.00	1,072.90	10.13	1.97
Commodity Strategy Class C	1,000.00	1,069.00	13.90	2.71

The Arrow Funds

EXPENSE EXAMPLES (Continued)

July 31, 2011 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 – 7/31/11	Expense Ratio During Period** 2/1/11 – 7/31/11
DWA Balanced Class A	$1,000.00	$1,017.21	$7.65	1.53%
DWA Balanced Class C	1,000.00	1,013.49	11.38	2.28
DWA Tactical Class A	1,000.00	1,016.86	8.00	1.60
DWA Tactical Class C	1,000.00	1,013.19	11.68	2.34
Alternative Solutions Class A	1,000.00	1,016.22	8.65	1.73
Alternative Solutions Class C	1,000.00	1,012.35	12.52	2.51
Managed Futures Trend Class A	1,000.00	1,017.11	7.75	1.55
Managed Futures Trend Class C	1,000.00	1,013.44	11.43	2.29
Commodity Strategy Class A	1,000.00	1,015.03	9.84	1.97
Commodity Strategy Class C	1,000.00	1,011.36	13.51	2.71

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION

July 31, 2011 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular meeting held on December 14, 2009 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Arrow Investment Advisors, LLC (“Adviser”) and the Trust, on behalf of the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow DWA Systematic RS Fund (each a “Fund” and collectively, the “Arrow DWA Funds”) and Arrow Alternative Solutions Fund (also a “Fund” and collectively with the Arrow DWA Funds, the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement, including materials from the Adviser.  These materials included: (a) information on the investment performance of the Funds and/or Adviser, a peer group of funds and appropriate indices with respect to the Funds; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its investment management personnel.  The Board then reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the Funds’ past performance, as well as other factors relating to the Adviser’s track record.  The Board concluded that the Funds’ past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee for Arrow DWA Balanced Fund and Arrow DWA Tactical Fund and 0.75% annual advisory fee for Arrow Alternative Solutions Fund based on the average net assets of the Funds.  The Board then discussed the comparison of management fees and total operating expense data and reviewed each Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Funds and the overall duties of the Adviser. The Board, including the Independent Trustees, considered the expense ratios for the Funds and

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

expense ratios of a peer group of funds.  The Trustees concluded that the Funds’ advisory fees and expense ratio were acceptable in light of the quality of the services the Funds currently receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Arrow DWA Tactical Fund’s expense limitation agreement and the current asset levels of the Funds, they were satisfied that the Adviser’s level of profitability from its relationship to the Funds is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Agreement.

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE SUB-ADVISORY AGREEMENT

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dorsey, Wright & Associates, Inc. (“Sub-Adviser”) and the Trust, on behalf of the Arrow DWA Funds.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement, including materials from the Sub-Adviser.  These materials included: (a) information on the investment performance of the Sub-Adviser, a peer group of funds and appropriate indices with respect to the Arrow DWA Funds; (b) arrangements in respect of the distribution of the Arrow DWA Funds’ shares; and (c) the resources available with respect to compliance with the Arrow DWA Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser, (b) investment management staffing, and (c) the financial condition of the Sub-Adviser.

In its consideration of the renewal of the Sub-Advisory Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

Board, including the Independent Trustees, in connection with its renewal of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the Sub-Adviser’s past performance, as well as other factors relating to its track record.  The Board concluded that the Sub-Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Arrow DWA Funds would not compensate the Sub-Adviser for sub-advisory services, but rather the Adviser would compensate the Sub-Adviser out of the advisory fees received from the Arrow DWA Funds.  The Trustees then discussed the active management strategy of the Arrow DWA Funds and the overall duties of the Sub-Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Arrow DWA Funds, and expense ratios of a peer group of funds.  The Trustees concluded that the Arrow DWA Funds’ sub-advisory fees and expense ratio were acceptable in light of the quality of the services the Arrow DWA Funds currently receive from the Sub-Adviser, and the level of fees paid by a peer group of other similarly managed funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Sub-Adviser in connection with the operation of the Arrow DWA Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Arrow DWA Funds.  It also considered the profits realized by the Sub-Adviser from other activities related to the Arrow DWA Funds.  The Trustees concluded that because of the current asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship to the Arrow DWA Funds is not excessive.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures are fair and reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the Trust and the Arrow DWA Funds shareholders, and unanimously renewed the Sub-Advisory Agreement.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

Approval of Advisory Agreement –Arrow Managed Futures Trend Fund

In connection with a regular meeting held on February 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Arrow Investment Advisors, LLC (“AIA” or the “Adviser”) and the Trust, on behalf of Arrow Managed Futures Trend Fund (“Arrow Managed” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (b) the overall organization of the Adviser; (c) investment management staffing; and, (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Board then reviewed the financial statements of AIA and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because Arrow Commodity has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing a Fund in the Trust.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.85% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fees, as well as the overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Arrow Managed for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Arrow Managed’s expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

Approval of Advisory Agreement – Arrow Commodity Strategy Fund

In connection with a regular meeting held on September 22, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Arrow Investment Advisors, LLC (“AIA” or the “Adviser”) and the Trust, on behalf of Arrow Commodity Strategy Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of other mutual funds in the Trust that are managed by the Adviser and appropriate indices with respect to the funds; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of AIA’s operations, the quality of AIA’s compliance infrastructure and the experience of its fund management personnel.  The Board reviewed the capitalization of AIA based on financial statements provided by AIA in the Board materials and concluded that AIA was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that AIA has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because AIA has not yet began advising the Fund, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the past performance of AIA with its existing funds in the Trust. The Board concluded that the Adviser’s past performance appear to be qualified to manage the Fund.

Fees and Expenses.  The Board noted that AIA would charge a 0.80% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

anticipated size of the Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by AIA in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by AIA from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and expected asset level, the Board was satisfied that AIA’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

Renewal of Advisory Agreement – The Arrow Funds

During the Meeting, the Board, including a majority of the Independent Trustees, discussed the renewal of an investment advisory agreement (the “Agreement”) between AIA and the Trust, on behalf of the Arrow DWA Balanced Fund (“Arrow Balanced”), Arrow DWA Tactical Fund (“Arrow Tactical”) and Arrow Alternative Solutions Fund (“Arrow ASF”) (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Funds, a peer group of funds and appropriate indices with respect to the Funds; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized (or has other financial resources) to meet its obligations to the Fund.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record. The Board noted the exceptional performance of Arrow Balanced and Arrow Tactical.  Regarding AIA’s recent underperformance with respect to Arrow ASF, the Trust’s President explained that the Adviser is making efforts to improve performance, which may include revisions to the Fund’s investment strategy.  The Trustees noted that Arrow ASF has been outperforming the S&P 500 since inception.   The Board concluded that the Adviser’s past performance was acceptable; however, they would continue to closely monitor Arrow ASF in future meetings through a customized underperformance trend watch list created by the Trust’s administrator.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee for Arrow Balanced and Arrow Tactical, and a 0.75% annual advisory fee for Arrow ASF based on the average net assets of the Funds.  The Board then discussed the comparison of management fees and total operating expense data and reviewed each Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Funds and

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratios for the Funds and expense ratios of a peer group of funds.  The Trustees concluded that although some Funds’ fees were higher than their respective peers, each Fund’s advisory fees were reasonable in light of the quality of the services the Funds currently receive from the Adviser, and the level of fees paid by funds in the peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Funds is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Agreement.

Renewal of the Sub-Advisory Agreement

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dorsey, Wright & Associates, Inc. (“Sub-Adviser”) and the Trust, on behalf of the Arrow Balanced and the Arrow Tactical.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of the Sub-Adviser, a peer group of funds and appropriate indices with respect to the Funds; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser, (b) investment management staffing, and (c) the financial condition of the Sub-Adviser.

In its consideration of the renewal of the Sub-Advisory Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

Board, including the Independent Trustees, in connection with its renewal of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Sub-Adviser’s past performance, as well as other factors relating to its track record.  The Board concluded that the Sub-Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Funds would not compensate the Sub-Adviser for sub-advisory services, but rather the Adviser would compensate the Sub-Adviser out of the advisory fees received from the Funds.  The Trustees then discussed the active management strategy of the Funds and the overall duties of the Sub-Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Funds, and expense ratios of a peer group of funds.  The Trustees concluded that the Funds’ sub-advisory fees and expense ratio were acceptable in light of the quality of the services the Funds currently receive from the Sub-Adviser, and the level of fees paid by a peer group of other similarly managed funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Sub-Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Sub-Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ expense limitation agreement and the current asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship to the Funds is not excessive.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures are fair and reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Sub-Advisory Agreement.

The Arrow Funds

SUPPLEMNETAL INFORMATION (Continued)

July 31, 2011

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
L. Merill Bryan (1944)	Trustee Since 2005	Retired. Formerly held various positions, including Senior Vice President and Chief Information Officer of Union Pacific Corporation (a transportation company) (1966-2005).	94	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	94	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	94	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	94	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A

The Arrow Funds

SUPPLEMNETAL INFORMATION (Continued)

July 31, 2011

Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $ 81,000

2010 - $ 65,000

2009 - $ 42,000

2008 - $ 40,500

2007 - $ 13,000

(b)

Audit-Related Fees

2011 – None

2010 – None

2009 – None

2008 – None

2007 – None

(c)

Tax Fees

2011 - $ 12,500

2010 - $ 10,000

2009 – $ 6,000

2008 – $ 6,000

2007 – $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 – None

2010 – None

2009 – None

2008 – None

2007 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

	2011	2010	2009	2008	2007
Audit-Related Fees:	0.00%	0.00%	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%	0.00%	0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2011 - $12,500

                          2010 - $10,000

                          2009 - $ 6,000

       2008 - $ 6,000

       2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

          Andrew B. Rogers, President

Date

10/10/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date

10/10/11

By (Signature and Title)

/s/ Kevin E. Wolf

         Kevin E. Wolf, Treasurer

Date

10/10/11